Organization and Formation (Details) - Schedule of Operating Subsidiaries	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Power Clouds S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	31 March 2015	31 March 2015
ALCE Ownership	Solis Bond Company DAC	Solis Bond Company DAC
Country of Operations	Romania	Romania
F.R.A.N. Energy Investment S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	31 March 2015	31 March 2015
ALCE Ownership	Solis Bond Company DAC	Solis Bond Company DAC
Country of Operations	Romania	Romania
PC-Italia-01 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Sub-Holding SPV	Sub-Holding SPV
Date Acquired / Established	15 May 2015	15 May 2015
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
PC-Italia-03 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	1 July 2020	1 July 2020
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
PC-Italia-04 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	15 July 2020	15 July 2020
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
Solis Bond Company DAC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	16 October 2020	16 October 2020
ALCE Ownership	AEG JD 03 Limited	AEG JD 03 Limited
Country of Operations	Ireland	Ireland
ALT US 03, LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	LLC
Date Acquired / Established	4 May 2022
ALCE Ownership	ALT US 03 LLC
Country of Operations	USA
Alternus Energy Americas Inc. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	10 May 2021	10 May 2021
ALCE Ownership	Alternus Energy Group Pl	Alternus Energy Group Pl
Country of Operations	USA	USA
LJG Green Source Energy Beta S.r.l [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	29 July 2021	29 July 2021
ALCE Ownership	Solis Bond Company DAC	Solis Bond Company DAC
Country of Operations	Romania	Romania
Ecosfer Energy S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	30 July 2021	30 July 2021
ALCE Ownership	Solis Bond Company DAC	Solis Bond Company DAC
Country of Operations	Romania	Romania
Lucas EST S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	30 July 2021	30 July 2021
ALCE Ownership	Solis Bond Company DAC	Solis Bond Company DAC
Country of Operations	Romania	Romania
Risorse Solari I S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	28 September 2019	28 September 2019
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
Risorse Solari III S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	3 August 2021	3 August 2021
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
Alternus Iberia S.L. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	4 August 2021	4 August 2021
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Spain	Spain
AED Italia-01 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
AED Italia-02 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
AED Italia-03 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
AED Italia-04 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
AED Italia-05 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
ALT US 01 LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	6 December 2021	6 December 2021
ALCE Ownership	Alternus Energy Americas Inc.	Alternus Energy Americas Inc.
Country of Operations	USA	USA
AEG MH 01 Limited [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	8 March 2022
ALCE Ownership	Alternus Lux 01 S.a.r.l.	Alternus Lux 01 S.a.r.l.
Country of Operations	Ireland	Ireland
AEG MH 02 Limited [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	8 March 2022
ALCE Ownership	AEG JD 03 Limited	AEG JD 03 Limited
Country of Operations	Ireland	Ireland
ALT US 02 LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	8 March 2022
ALCE Ownership	Alternus Energy Americas Inc.	Alternus Energy Americas Inc.
Country of Operations	USA	USA
AEG JD 01 Limited [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	16 March 2022	16 March 2022
ALCE Ownership	AEG MH 03 Limited	AEG MH 03 Limited
Country of Operations	Ireland	Ireland
Alternus Europe Limited (f/k/a AEG JD 03 Limited) [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company
Date Acquired / Established	21 March 2022
ALCE Ownership	Alternus Lux 01 S.a.r.l.
Country of Operations	Ireland
Alt Spain 03, S.L.U. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	31 May 2022	31 May 2022
ALCE Ownership	Alt Spain Holdco S.L.	Alt Spain Holdco S.L.
Country of Operations	Spain	Spain
AEG MH 03 Limited [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	10 June 2022	10 June 2022
ALCE Ownership	AEG MH 01 Limited	AEG MH 01 Limited
Country of Operations	Ireland	Ireland
Lightwave Renewables, LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	29 June 2022	Acquired 29 June 2022 (Est. 17 December 2020)
ALCE Ownership	ALT US 02 LLC	ALT US 02 LLC
Country of Operations	USA	USA
Alt Spain Holdco, S.L.U. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company
Date Acquired / Established	Acquired 14 July 2022
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Spain
AED Italia-06 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	2 August 2022	2 August 2022
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
AED Italia-07 S.r.l.[Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	2 August 2022	2 August 2022
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
AED Italia-08 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	5 August 2022	5 August 2022
ALCE Ownership	AEG MH 02 Limited	AEG MH 02 Limited
Country of Operations	Italy	Italy
ALT US 04 LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company
Date Acquired / Established	14 September 2022
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
Alternus LUX 01 S.a.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	5 October 2022	5 October 2022
ALCE Ownership	Alternus Energy Group Plc	Alternus Energy Group Plc
Country of Operations	Luxembourg	Luxembourg
Alt Spain 04, S.L.U. [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	SPV	SPV
Date Acquired / Established	May 2022	May 2022
ALCE Ownership	Alt Spain Holdco, S.L.U.	Alt Spain Holdco, S.L.U.
Country of Operations	Spain	Spain
Alt Alliance LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	September 2023	September 2023
ALCE Ownership	Alternus Energy Amercias Inc.	Alternus Energy Amercias Inc.
Country of Operations	USA	USA
ALT US 05 LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	September 2023	September 2023
ALCE Ownership	Alternus Energy Americas Inc.	Alternus Energy Americas Inc.
Country of Operations	USA	USA
ALT US 06 LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	October 2023	October 2023
ALCE Ownership	Alternus Energy Americas Inc.	Alternus Energy Americas Inc.
Country of Operations	USA	USA
ALT US 07 LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company
Date Acquired / Established	November 2023
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
AEG MH 04 Limited [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company
Date Acquired / Established	January 2024
ALCE Ownership	AEG MH 04 Limited
Country of Operations	Ireland
ALT US 08 LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company
Date Acquired / Established	January 2024
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
ALT US AM LLC [Member]
Schedule of Operating Subsidiaries [Line Items[
Principal Activity	Holding Company
Date Acquired / Established	March 2024
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA